Other disclosures - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Discounted cash flow | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (1,110)	€ (2,420)
Increase in fair value of liabilities due to change in inputs	€ 630	€ 660
Discounted cash flow | Minimum | Credit spread, measurement input | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0020	0.00084
Discounted cash flow | Maximum | Credit spread, measurement input | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0037	0.00192
Discounted cash flow | Weighted average | Credit spread, measurement input | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.002620	0.001070
IR option pricing model | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (170)	€ (90)
Increase in fair value of liabilities due to change in inputs	140	70
IR option pricing model | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	(710)	(330)
Increase in fair value of liabilities due to change in inputs	€ 470	€ 220
IR option pricing model | Minimum | Historical volatility for shares, measurement input | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
IR option pricing model | Minimum | Historical volatility for shares, measurement input | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.10
IR option pricing model | Maximum | Historical volatility for shares, measurement input | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
IR option pricing model | Maximum | Historical volatility for shares, measurement input | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.90
IR option pricing model | Weighted average | Historical volatility for shares, measurement input | Financial liabilities held for trading | Caps/Floors
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.4630	0.4380
IR option pricing model | Weighted average | Historical volatility for shares, measurement input | Financial liabilities held for trading | Foreign Exchange Options
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.4190	0.4230
Discounted Cash Flows On Inflation Swap Rate | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value liabilities due to changes in inputs	€ (20)	€ (1,380)
Increase in fair value of liabilities due to change in inputs	€ 20	€ 1,400
Discounted Cash Flows On Inflation Swap Rate | Minimum | Inflation Swap Rate, Measurement Input | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.10	0.01
Discounted Cash Flows On Inflation Swap Rate | Maximum | Inflation Swap Rate, Measurement Input | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.90	0.99
Discounted Cash Flows On Inflation Swap Rate | Weighted average | Inflation Swap Rate, Measurement Input | Financial liabilities held for trading | Interest rate swap contract
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.46	0.5040
Financial assets held for trading | Repos / Reverse Repos | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (11,700)	€ (10,500)
Increase in fair value of assets due to change in inputs	11,700	10,500
Financial assets held for trading | Repos / Reverse Repos | Present Value Method
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(7,970)
Increase in fair value of assets due to change in inputs	€ 570
Financial assets held for trading | Repos / Reverse Repos | Present Value Method | Minimum | Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.000490)
Financial assets held for trading | Repos / Reverse Repos | Present Value Method | Maximum | Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.006890
Financial assets held for trading | Repos / Reverse Repos | Present Value Method | Weighted average | Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.00
Financial assets held for trading | Corporate Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,060)	(2,240)
Increase in fair value of assets due to change in inputs	€ 2,110	€ 2,290
Financial assets held for trading | Corporate Debt | Discounted cash flow | Minimum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Corporate Debt | Discounted cash flow | Maximum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1000	0.10
Financial assets held for trading | Corporate Debt | Discounted cash flow | Weighted average | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0510	0.0510
Financial assets held for trading | Government Debt | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (9,970)	€ (9,210)
Increase in fair value of assets due to change in inputs	€ 9,900	€ 9,240
Financial assets held for trading | Government Debt | Discounted cash flow | Minimum | Discount Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Government Debt | Discounted cash flow | Maximum | Discount Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets held for trading | Government Debt | Discounted cash flow | Weighted average | Discount Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0400	0.0400
Financial assets held for trading | Debt Securities, Other | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (880)	€ (1,320)
Increase in fair value of assets due to change in inputs	€ 550	€ 620
Financial assets held for trading | Debt Securities, Other | Discounted cash flow | Minimum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | Debt Securities, Other | Discounted cash flow | Maximum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | Debt Securities, Other | Discounted cash flow | Weighted average | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.4070	0.3550
Financial assets held for trading | Caps/Floors | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (30)	€ (380)
Increase in fair value of assets due to change in inputs	€ 60	€ 520
Financial assets held for trading | Caps/Floors | Black Scholes Model | Minimum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.000650)	(0.000650)
Financial assets held for trading | Caps/Floors | Black Scholes Model | Maximum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000650	0.000650
Financial assets held for trading | Caps/Floors | Black Scholes Model | Weighted average | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000260	0.000100
Financial assets held for trading | Currency swap contract | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (10)
Increase in fair value of assets due to change in inputs		€ 10
Financial assets held for trading | Currency swap contract | Discounted cash flow | Minimum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1.463
Financial assets held for trading | Currency swap contract | Discounted cash flow | Maximum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1.483
Financial assets held for trading | Currency swap contract | Discounted cash flow | Weighted average | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		1.4730
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (700)	€ (170)
Increase in fair value of assets due to change in inputs	€ 720	€ 240
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique | Minimum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique | Maximum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.70	0.70
Financial assets held for trading | EQ Options | EQ Option Pricing Model Valuation Technique | Weighted average | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3550	0.4050
Financial assets held for trading | EQ Options | Local Volatility Option Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (35,740)	€ (18,860)
Increase in fair value of assets due to change in inputs	€ 35,740	€ 18,860
Financial assets held for trading | EQ Options | Local Volatility Option Technique | Minimum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.10	0.10
Financial assets held for trading | EQ Options | Local Volatility Option Technique | Maximum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets held for trading | EQ Options | Local Volatility Option Technique | Weighted average | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5000	0.5000
Financial assets held for trading | Foreign Exchange Options | FX Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (390)	€ (500)
Increase in fair value of assets due to change in inputs	€ 380	€ 490
Financial assets held for trading | Foreign Exchange Options | FX Option Pricing Model | Minimum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Foreign Exchange Options | FX Option Pricing Model | Maximum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.40	0.40
Financial assets held for trading | Foreign Exchange Options | FX Option Pricing Model | Weighted average | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1980	0.1980
Financial assets held for trading | Foreign Exchange Forward Contract | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (120)	€ (10)
Increase in fair value of assets due to change in inputs	€ 120	€ 20
Financial assets held for trading | Foreign Exchange Forward Contract | Forward Estimation Valuation Technique | Minimum | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | Foreign Exchange Forward Contract | Forward Estimation Valuation Technique | Maximum | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.15	0.15
Financial assets held for trading | Foreign Exchange Forward Contract | Forward Estimation Valuation Technique | Weighted average | Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0760	0.0810
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (180)	€ (180)
Increase in fair value of assets due to change in inputs	€ 170	€ 170
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique | Minimum | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.02	0.02
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique | Maximum | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique | Weighted average | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0490	0.0490
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (180)	€ (190)
Increase in fair value of assets due to change in inputs	€ 180	€ 190
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model | Minimum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model | Maximum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.30	0.30
Financial assets held for trading | IR Options | Interest Rate Option Pricing Model | Weighted average | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1480	0.1480
Financial assets held for trading | IR Options | Inflation Option Pricing Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (600)	€ (630)
Increase in fair value of assets due to change in inputs	€ 590	€ 630
Financial assets held for trading | IR Options | Inflation Option Pricing Model | Minimum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets held for trading | IR Options | Inflation Option Pricing Model | Maximum | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.30	0.30
Financial assets held for trading | IR Options | Inflation Option Pricing Model | Weighted average | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1490	0.1490
Financial assets held for trading | Interest rate swap contract | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (4,880)	€ (11,240)
Increase in fair value of assets due to change in inputs	€ 3,080	€ 8,230
Financial assets held for trading | Interest rate swap contract | Other Valuation Technique | Minimum | Other Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,290)	€ (2,100)
Increase in fair value of assets due to change in inputs	€ 1,440	€ 840
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread | Minimum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.000910	0.196
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread | Maximum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.006970	1.275
Financial assets held for trading | Interest rate swap contract | Discounted Cash Flows on credit spread | Weighted average | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.003240	0.5050
Financial assets held for trading | Interest rate swap contract | Flow Discounting Method On Inflation Swap Rate
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,190)	€ 0
Increase in fair value of assets due to change in inputs	€ 1,180	€ 1,410
Financial assets held for trading | Interest rate swap contract | Flow Discounting Method On Inflation Swap Rate | Minimum | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.010	0.010
Financial assets held for trading | Interest rate swap contract | Flow Discounting Method On Inflation Swap Rate | Maximum | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.990	0.990
Financial assets held for trading | Interest rate swap contract | Flow Discounting Method On Inflation Swap Rate | Weighted average | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.3530	0.9900
Financial assets held for trading | Other IR derivatives | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (970)
Increase in fair value of assets due to change in inputs	970
Financial assets held for trading | Others | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(0)
Increase in fair value of assets due to change in inputs	€ 0
Financial assets held for trading | Others | Discounted cash flow | Minimum | Commodity Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.100
Financial assets held for trading | Others | Discounted cash flow | Maximum | Commodity Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.900
Financial assets held for trading | Others | Discounted cash flow | Weighted average | Commodity Curve, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.1000
Financial assets held for trading | Others | Forward Estimation Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,370)	€ (3,480)
Increase in fair value of assets due to change in inputs	€ 3,350	€ 3,470
Financial assets held for trading | Others | Forward Estimation Valuation Technique | Minimum | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0060	0.0060
Financial assets held for trading | Others | Forward Estimation Valuation Technique | Maximum | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0300	0.0300
Financial assets held for trading | Others | Forward Estimation Valuation Technique | Weighted average | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.017980	0.01798
Financial assets held for trading | Property Derivatives | Option pricing model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (2,320)	€ (2,640)
Increase in fair value of assets due to change in inputs	€ 2,320	€ 2,640
Financial assets held for trading | Property Derivatives | Option pricing model | Minimum | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.050)	(0.05)
Financial assets held for trading | Property Derivatives | Option pricing model | Maximum | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.050	0.05
Financial assets held for trading | Property Derivatives | Option pricing model | Weighted average | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Financial assets held for trading | Securitisation Swap | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (11,780)	€ 0
Increase in fair value of assets due to change in inputs	€ 14,400	€ 0
Financial assets held for trading | Securitisation Swap | Discounted cash flow | Minimum | Constant prepayment rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.100	0.10
Financial assets held for trading | Securitisation Swap | Discounted cash flow | Maximum | Constant prepayment rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.900	0.90
Financial assets held for trading | Securitisation Swap | Discounted cash flow | Weighted average | Constant prepayment rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.5400	0.5000
Financial assets designated at fair value through profit or loss | Debt Securities, Other | Other Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (3,870)	€ 0
Increase in fair value of assets due to change in inputs	€ 3,790	€ 0
Financial assets designated at fair value through profit or loss | Debt Securities, Other | Other Valuation Technique | Minimum | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0
Financial assets designated at fair value through profit or loss | Debt Securities, Other | Other Valuation Technique | Maximum | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.08	0.08
Financial assets designated at fair value through profit or loss | Debt Securities, Other | Other Valuation Technique | Weighted average | Inflation Swap Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.04	0.0410
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs		€ (120)
Increase in fair value of assets due to change in inputs		€ 120
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Minimum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.001
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Maximum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.03
Financial assets designated at fair value through profit or loss | Loans | Discounted cash flow | Weighted average | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.0160
Financial assets designated at fair value through profit or loss | Mortgage Portfolio | Black Scholes Model
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (120)	€ (230)
Increase in fair value of assets due to change in inputs	€ 120	€ 230
Financial assets designated at fair value through profit or loss | Mortgage Portfolio | Black Scholes Model | Minimum | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Financial assets designated at fair value through profit or loss | Mortgage Portfolio | Black Scholes Model | Maximum | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Financial assets designated at fair value through profit or loss | Mortgage Portfolio | Black Scholes Model | Weighted average | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Probability Weighting Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ 0	€ (110)
Increase in fair value of assets due to change in inputs	€ 0	€ 110
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Probability Weighting Valuation Technique | Minimum | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.05)	(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Probability Weighting Valuation Technique | Maximum | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.05	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Debt securities | Probability Weighting Valuation Technique | Weighted average | Growth Rate, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (260,300)	€ (254,290)
Increase in fair value of assets due to change in inputs	€ 260,300	€ 254,290
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique | Minimum | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique | Maximum | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique | Weighted average | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1	1.0000
Financial assets at fair value through other comprehensive income | Loans | Present Value Method
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (20)	€ (1,600)
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Financial assets at fair value through other comprehensive income | Loans | Present Value Method | Minimum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01857	0.01219
Financial assets at fair value through other comprehensive income | Loans | Present Value Method | Maximum | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.01193	0.01747
Financial assets at fair value through other comprehensive income | Loans | Present Value Method | Weighted average | Credit spread, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.018570	0.01219
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (25,340)	€ (2,330)
Increase in fair value of assets due to change in inputs	9,260	2,330
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	(0)	0
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve | Minimum | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.046	0.061
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve | Maximum | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.071	0.072
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Interest Rate Curve | Weighted average | Interest rate, measurement input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0580	0.066
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (590)	€ (250)
Increase in fair value of assets due to change in inputs	€ 590	€ 250
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio | Minimum | Margin Of A Preference Portfolio, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.028	0.033
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio | Maximum | Margin Of A Preference Portfolio, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.065	0.065
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows On Margin Of A Reference Portfolio | Weighted average | Margin Of A Preference Portfolio, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0470	0.05
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (8,940)	€ (2,700)
Increase in fair value of assets due to change in inputs	€ 8,940	€ 540
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices | Minimum | Market Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.005)	(0.003)
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices | Maximum | Market Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.005	0.001
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices | Weighted average | Market Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0000	(0.0030)
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (27,260)	€ (27,160)
Increase in fair value of assets due to change in inputs	€ 27,260	€ 27,160
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique | Minimum | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique | Maximum | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique | Weighted average | Price, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Discounted cash flow
Disclosure of detailed information about financial instruments [line items]
Decrease in fair value assets due to changes in inputs	€ (0)	€ 0
Increase in fair value of assets due to change in inputs	€ 0	€ 0
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Discounted cash flow | Minimum | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.032	0.034
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Discounted cash flow | Maximum | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.083	0.055
Financial assets at fair value through other comprehensive income | Mortgage Letters, Debt Securities | Discounted cash flow | Weighted average | Mortgage Letters, Measurement Input
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0570	0.0450